Concentration of Major Customers and Suppliers - Schedules of Concentration of Major Customers and Suppliers (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	17.00%		22.50%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	12.30%				[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	14.40%		18.10%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	1190.00%				21.50%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	1210.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	11.10%				[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	10.10%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	39.30%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	12.60%				[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	30.60%			[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage		[1]	1330.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage		[1]	10.30%

[1]	Indicates below 10%.